Discontinued Operations - Hotel Properties Held for Sale And Sold (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2013 property	Mar. 31, 2013 property	Jun. 30, 2012 property	Mar. 31, 2012 property	Jun. 30, 2013 property	Jun. 30, 2012 property	Dec. 31, 2012 property
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of hotels held for sale		19		19	19		22
Number of hotels sold	8	2	13		10	15
Net gain on disposition of assets	$ 1,358		$ 4,774		$ 1,334	$ 5,268
Number of hotels reclassified as held for use		7
Super 8, Fort Madison, Iowa [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net gain on disposition of assets					400
Super 8, Pella, Iowa [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net gain on disposition of assets					300
Super 8, Columbus, Nebraska [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net gain on disposition of assets					$ 600